Summary of Price Allocation for Acquisition (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Goodwill	$ 23,595,779	$ 16,139,377	$ 16,139,377	$ 7,324,287
College Spun Media Incorporated [Member]
Business Acquisition [Line Items]
Cash	3,772,944
Accounts receivable	1,833,323
Other current assets	4,567
Goodwill	7,456,402
Accrued expenses	(1,500)
Deferred tax liabilities	(596,827)
Net assets acquired	12,468,909
Petametrics Inc [Member]
Business Acquisition [Line Items]
Accounts receivable	37,908	37,908
Net assets acquired	815,289	815,289
Developed technology	917,762	917,762
Accounts payable	(53,494)	(53,494)
Unearned revenues	$ (86,887)	$ (86,887)
TST Acquisition Co, Inc [Member]
Business Acquisition [Line Items]
Accounts receivable			1,586,031
Goodwill			8,815,090
Accrued expenses			(1,129,009)
Net assets acquired			16,500,000
Developed technology			4,388,104
Accounts payable			(1,313,223)
Unearned revenues			(6,242,335)
Prepaid expenses			1,697,347
Restricted cash			500,000
Other current assets			53,001
Other long-term assets			689,512
Property and equipment			718,475
Operating right-of-use assets			1,395,474
Trade name			2,580,000
Subscriber relationships			2,150,000
Advertiser relationships			2,240,000
Database			1,140,000
Other current liabilities			(373,836)
Operating lease liabilities			(2,394,631)
Authentic Brand Group SI LLC [Member]
Business Acquisition [Line Items]
Accounts receivable			337,481
Deferred tax liabilities			(19,541,127)
Net assets acquired			331,026
Unearned revenues			(47,249,470)
Prepaid expenses			1,534,922
Subscriber relationships			71,308,799
Other current liabilities			(632,056)
Subscription refund liability			$ (5,427,523)